Loans and borrowings - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 13, 2025	Jun. 30, 2025	Mar. 27, 2025	Mar. 12, 2025
Loans and borrowings
Proceeds from loans and borrowings		$ 62,725
Senior Syndicated Facility Agreement
Loans and borrowings
Repayments of amount deferred	$ 159,000
Principal amount	125,000			$ 25,000
Margin rate (as a percent)				3.00%
Proceeds from loans and borrowings	$ 66,000
Senior Syndicated Facility Agreement | Minimum
Loans and borrowings
Margin rate (as a percent)	2.50%
Senior Syndicated Facility Agreement | Maximum
Loans and borrowings
Margin rate (as a percent)	3.00%
Letter of credit
Loans and borrowings
Principal amount	$ 45,000		$ 45,000
Mezzanine debt facility
Loans and borrowings
Repayment of loans and borrowings		$ 112,984